Financial Instruments (Details 2) - BRL (R$) R$ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Financial instruments
Total financial investments		R$ 1,430,653	R$ 925,383
Brazilian Treasury Bonds ("LFTs")
Financial instruments
Total financial investments	[1]	555,413	531,600
Short-term investment
Financial instruments
Total financial investments	[2]	R$ 875,240	R$ 393,783

[1]	Consists of investments in Brazilian Treasury Bonds ("LFTs") with an interest rate of 99.04% of the Basic Interest Rate (SELIC –9.25% and 2.0% for the year ended December 31, 2021 and December 2020, respectively), invested to comply with certain requirements for authorized payment institutions as set forth by the BACEN regulation. This financial asset was classified at fair value through other comprehensive income.
[2]	Refer to the amounts invested in the SBAC Investment Fund, remunerated at DI rate (the Brazilian interbank deposit rate), where Getnet holds participation units. The underlying assets of the fund comprises substantially in public securities and repo with high liquidity (Level 1 – Further details note 5.3).